Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2021	Jan. 18, 2021		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 10,376,000			$ 45,000	$ 2,137,000
Restricted Cash	4,416,000
Accounts receivable, net of allowance	92,000			11,000
Accounts receivable - related party	16,000			322,000
Inventory, net of allowance	630,000			243,000	0
Prepaid expenses and other current assets	984,000			7,000	8,000
Prepaid professional fees	4,439,000
Total current assets	20,953,000			628,000	2,145,000
Property and equipment, net	22,224,000			8,423,000	3,743,000
Other assets	423,000			51,000
Total Assets	43,600,000			9,102,000	5,888,000
Current liabilities:
Accounts payable	1,850,000			176,000	147,000
Accrued liabilities	6,277,000			1,294,000	348,000
Accrued liabilities - related party				833,000	342,000
Short-term debt				50,000
Share settlement note				50,000
Total current liabilities	8,127,000			2,353,000	837,000
Long-term debt	15,638,000			104,000	2,497,000
Convertible Notes	31,117,000			0
Financing obligation	12,744,000			9,216,000
Warrant liability	1,425,000			0
Total liabilities	69,051,000			11,673,000	3,334,000
Stockholders' equity (deficit)
Common stock				1,000	1,000
Additional paid-in capital	14,519,000			9,577,000	6,293,000
Accumulated deficit	(39,971,000)			(12,149,000)	(3,740,000)
Total stockholders' deficit	(25,451,000)			(2,571,000)	2,554,000
Total liabilities and stockholders' equity (deficit)	43,600,000			9,102,000	5,888,000
LEO HOLDINGS III CORP [Member]
Current assets:
Cash and cash equivalents	188,600	$ 0
Prepaid assets	771,931	14,516
Total current assets	960,531	14,516
Deferred offering costs associated with proposed public offering		35,000
Investments held in Trust Account	275,013,714
Total Assets	275,974,245	49,516
Current liabilities:
Accrued liabilities	451,547	35,000
Total current liabilities	477,723	35,000
Accounts payable—related party	26,176
Deferred underwriting commissions	9,625,000
Warrant liability	8,341,666
Total liabilities	18,444,389
Commitments and Contingencies (Note 7)
Class A ordinary shares subject to possible redemption	275,000,000
Stockholders' equity (deficit)
Preference shares		0
Additional paid-in capital		24,310
Accumulated deficit	(17,470,832)	(10,484)
Total stockholders' deficit	(17,470,144)	14,516
Total liabilities and stockholders' equity (deficit)	275,974,245	49,516
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption	275,000,000
Stockholders' equity (deficit)
Common stock	0	0
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member] | Common Stock [Member]
Stockholders' equity (deficit)
Total stockholders' deficit	0	0
Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Stockholders' equity (deficit)
Common stock	688	690	[1],[2]
Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member] | Common Stock [Member]
Stockholders' equity (deficit)
Total stockholders' deficit	688	$ 690
Voting Common Stock [Member] | Common Stock [Member]
Stockholders' equity (deficit)
Common stock	1,000			1,000
Total stockholders' deficit	1,000			1,000	1,000
Non-Voting Common Stock [Member] | Common Stock [Member]
Stockholders' equity (deficit)
Common stock	0
Total stockholders' deficit	$ 0			$ 0	$ 0

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.